Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Payables to merchants and other partners	¥ 2,319,245		¥ 1,664,684
Employee compensation and welfare payables	1,821,969		2,253,437
Deposits	1,385,424		1,422,300
Tax payables	1,127,818		1,645,335
Payables related to property and equipment	298,550		358,464
Payables related to service fees	803,267		883,770
Payables related to market and promotion expenses	814,186		842,558
Payables and accruals for other cost and expenses	1,420,875		1,347,077
Others	1,158,587		1,229,597
Total	¥ 11,149,921	$ 1,616,585	¥ 11,647,222